Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2014